2. Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash collections applied to the principal of loans	$ 281,446,113	$ 252,810,438
Cash collections applied to the principal of loans, percentage of net receivbles	71.08%	67.75%
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	12,629,978	12,200,137
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	6,920,234	6,338,513
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	14,434,187	13,977,664
Financing Receivable, Recorded Investment, Past Due	33,984,399	32,516,314
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Ratio of bankrupt accounts to total principal loan balances	2.54%	2.64%
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	11,939,226	11,265,415
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	6,542,571	5,928,748
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	13,438,184	12,984,546
Financing Receivable, Recorded Investment, Past Due	31,919,981	30,178,709
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	299,094	479,103
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	173,842	201,442
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	547,012	603,585
Financing Receivable, Recorded Investment, Past Due	1,019,948	1,284,130
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	391,658	455,619
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	203,821	208,323
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	448,991	389,533
Financing Receivable, Recorded Investment, Past Due	$ 1,044,470	$ 1,053,475